31. Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information Tables
Supplemental cash flow information
	2017	2016	2015

Total additions to intangible assets (Note 14 (b))	3,490,298	3,855,831	3,604,442

Items not affecting cash (see breakdown below)	(1,532,518)	(1,747,664)	(1,207,090)

Total additions to intangible assets as per statement of cash flows	1,957,780	2,108,167	2,397,352

Investments and financing operations affecting intangible assets but not cash:
Interest capitalized in the year (Note 14 (d))	649,048	700,743	466,544
Contractors payable	213,340	57,431	(57,041)
Program contract commitments	95,126	4,262	136,543
Public Private Partnership - São Lourenço PPP (Note 14 (g))	501,591	893,181	548,978
Leases	3,078	10,534	36,877
Construction margin (Note 24)	70,335	81,513	72,908
Other	-	-	2,281
Total	1,532,518	1,747,664	1,207,090